Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Outstanding at beginning of year	286,500	247,600	185,800
Granted	69,000	43,700	98,900
Exercised	(4,900)	(4,800)	(37,100)
Outstanding at end of year	350,600	286,500	247,600	185,800
Exercisable at end of year	350,600
Weighted-Average Exercise Price
Outstanding at beginning of year	¥ 1	¥ 1	¥ 1
Granted	1	1	1
Exercised	1	1	1
Outstanding at end of year	1	¥ 1	¥ 1	¥ 1
Exercisable at end of year	¥ 1
Weighted-Average Remaining Contractual Term
Outstanding at end of year	27 years 2 months 12 days	27 years 9 months 18 days	28 years 4 months 24 days	29 years
Exercisable at end of year	27 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at beginning of year	¥ 802	¥ 324	¥ 555
Outstanding at end of year	1,001	¥ 802	¥ 324	¥ 555
Exercisable at end of year	¥ 1,001